STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
STOCK OPTIONS
NOTE 5 – STOCK OPTIONS

The following is a summary of stock option activity for the nine months ended September 30, 2011:

Outstanding at January 1, 2011	528,000
Granted and issued	6,000
Exercised	(150,000)
Forfeited/expired/cancelled	-
Outstanding at September 30, 2011	384,000
Exercisable at September 30, 2011	324,000

Stock options outstanding at September 30, 2011 (all non-qualified) consist of:

Year	Number	Number	Exercise	Expiration
Granted	Outstanding	Exercisable	Price	Date
2005	40,000	40,000	$4.10	December 31, 2011
2007	160,000	160,000	$1.25	March 31, 2017
2007	12,000	12,000	$4.50	October 29, 2012
2008	6,000	6,000	$4.00	December 31, 2012
2008(A)	150,000	90,000	$2.60	September 23, 2018
2008	6,000	6,000	$2.60	September 23, 2013
2010	4,000	4,000	$0.51	June 30, 2015
2011	6,000	6,000	$0.85	May 16, 2016
Totals	384,000	324,000

(A)
The 60,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 on each September 24, 2012 and 2013.
 As of September 30, 2011, there was $151,637 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $23,124 in 2011, $75,447 in 2012 and $53,066 in 2013.

Note 5 - STOCK OPTIONS

On September 20, 2007, the Company registered 2.5 million shares of its Common Stock reserved for issuance under the Alfa

International Corp. 2003 Stock Option Plan, renamed the Omagine, Inc. 2003 Stock Option Plan by ratification of shareholders on December 30, 2009 (the "Plan") for resale by filing a registration statement with the SEC on Form S-8. This registration statement did not increase either the total number of shares outstanding or the number of shares reserved for issuance under the Plan. The adoption of the Plan was approved by the Board of Directors in March 2004 and ratified by the Company's shareholders on September 1, 2004.

The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the "Recipients") by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company's Common Stock.

A summary of stock option activity, adjusted for the effect of Stock Splits, is as follows:

	Year Ended December 31,
	2010	2009
Outstanding at January 1	530,000	530,000
Granted and Issued	4,000	-
Exercised	-	-
Forfeited/expired/cancelled	(6,000)	-
Outstanding at December 31	528,000	530,000
Exercisable at December 31	404,000	340,000

Stock options outstanding at December 31, 2010 (all non-qualified) consist of:

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date

2001		150,000	150,000	$1.25	August 31, 2011
2005		40,000	40,000	$4.10	December 31, 2011
2007	(A)	160,000	128,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29,2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(B)	150,000	60,000	$2.60	September 23, 2018
2008	(C)	6,000	4,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
Totals		528,000	404,000

(A)  The 32,000 unvested options relating to the 2007 grant are scheduled to vest on April 1, 2011.
(B)  The 90,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 on each September 24 in 2011, 2012, and 2013.
(C)  The 2,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2011.

As of December 31, 2010, there was $221,011 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $92,498 in 2011, $75,447 in 2012, and $53,066 in 2013.